EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS (LOSS) PER SHARE
Schedule of basic and diluted earnings (loss) per share
	For the Year Ended December 31,
	2011	2012	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss from continuing operations	(11,514)	(16,991)	(34,229)	(5,654)
Income from discontinued operations	31,977	—	—	—

Net income (loss) attributable to ordinary shareholders:	20,463	(16,991)	(34,229)	(5,654)

Denominator:
Number of shares outstanding, opening	385,843,484	364,813,932	362,102,972	362,102,972
Weighted average number of shares issued	3,063,940	136,676	813,568	813,568
Weighted average number of shares repurchased	(6,922,907)	(1,169,733)	—	—
Weighted-average number of shares outstanding – Basic	381,984,517	363,780,875	362,916,540	362,916,540
Weighted-average number of shares outstanding – Diluted	381,984,517	363,780,875	362,916,540	362,916,540

Earnings (loss) per share-Basic
- Net loss from continuing operations	(0.03)	(0.05)	(0.09)	(0.01)
- Income from discontinued operations:	0.08	—	—	—
	0.05	(0.05)	(0.09)	(0.01)
Earnings (loss) per share-Diluted
- Net loss from continuing operations	(0.03)	(0.05)	(0.09)	(0.01)
-Income from discontinued operations:	0.08	—	—	—
	0.05	(0.05)	(0.09)	(0.01)